Equity Method Investments	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
9. Equity Method Investments
Interests in investments that are accounted for using the equity method, are recognized initially at cost and subsequently include the Company’s share of the profits or losses and other comprehensive income of equity-accounted investees. As of December 31, 2021, and 2022, we had the following participation in investments that are accounted for using the equity method:

	December 31,	December 31,
	2021	2022
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)	50%	50%
Luna Pool Agency Limited. (“Pool Agency”)	50%	50%
Unigas International B.V. (“Unigas”)	33.33%	33.33%
Dan Unity CO2 A/S	50%	50%
Export Terminal Joint Venture
The Company contributed $146.5 million to the Export Terminal Joint Venture, being our total share of the capital cost for the construction of the Ethylene Export Terminal. Cumulative interest and associated costs capitalized on the investment in the Export Terminal Joint Venture are amortized over the estimated useful life of the Ethylene Export Terminal, which began commercial operations in December 2019.
As of December 31, 2022, the unamortized difference between the carrying amount of the investment in the Export Terminal Joint Venture and the amount of the Company’s underlying equity in net assets of the Export Terminal Joint Venture was $5.8 million (December 31, 2021: $6.1 million). The costs amortized in the year ended December 31, 2022, were $0.3 million and are presented in the share of result of the equity method investments within our consolidated statements of operations. (December 31, 2020, and 2021: $0.3 million and $0.4 million, respectively)
Equity method gains, excluding amortized costs, recognized in the share of result of equity method investments for the year ended December 31, 2022, were $26.1 million (December 31, 2021, and 2020: equity method gains of $11.4 million and $0.9 million, respectively).

Luna Pool Agency Limited
In March 2020, the Company collaborated with Pacific Gas Pte. Ltd. and Greater Bay Gas to form and manage the Luna Pool. As part of the formation, Luna Pool Agency Limited, (the “Pool Agency”), was incorporated in May 2020. The pool participants jointly own the Pool Agency on an equal basis, and both have equal board representation. As of December 31, 2022 and 2021
, we have recognized the Company’s initial investment of one British pound in the Pool Agency within equity method investments on our consolidated balance sheets. The Pool Agency has no activities other than that as a legal custodian of the Luna Pool bank account and there will be no variability in its financial results, as it has no income, and its minimal operating expenses are reimbursed by the Pool Participants.
Unigas International B.V. (‘Unigas B.V’)
Unigas B.V based in the Netherlands is a commercial and operational manager of seagoing vessels capable of carrying liquefied petrochemical and petroleum gases on a worldwide basis. Unigas B.V is the operator of the Unigas pool. The Company owns 33.33% interest equity interests in Unigas and accounts for it using the equity method. It was recognized initially at fair value and subsequent to initial recognition, the consolidated financial statements will include the Company’s share of the profit or loss and other comprehensive income of this equity accounted entity. The Company acquired the investment as part of the Ultragas Transaction in August 2021.
Dan Unity CO2 A/S
In June 2021, one of the Company’s subsidiaries entered into a shareholder agreement creating an equally owned joint venture, Dan Unity CO2 A/S, a Danish entity, with the aim of undertaking commercial and technical projects relating to seaborne transportation of CO2.
We account for our investment using the equity method as our ownership interest is 50% and we exercise joint control over the Dan Unity CO2 A/S operating and financial policies. As of December 31, 2022, we have recognized the Company’s initial investment at cost along with the Company’s share of the profits or losses and other comprehensive income of equity accounted investees. We disclose our proportionate share of profits and losses from equity method unconsolidated affiliates in the statement of operations and adjust the carrying amount of our equity method investments on the balance sheet accordingly.
The table below represents movement in the Company’s equity method investments, as of December 31, 2020, 2021 and 2022:

	2020	2021	2022
	(in thousands)
Equity method investments at January 1	$130,660	$148,665	$150,209
Contributions to equity method investments	17,000	4,000	—
Equity method investments – additions	—	2,580	—
Share of results	651	11,147	25,794
Distributions received from equity method investments	—	(16,183)	(27,469)
Capitalized interest and deferred financing costs	354	—	—

Total equity method investments at December 31	$148,665	$150,209	$148,534

Summarized financial information for these equity method investees is included below; among the equity method investees are the Export Terminal Joint Venture, the Luna Pool Agency, Unigas and Dan Unity CO2 A/S. No

changes occurred to the ownership in each of the equity method investees during the year ended December 31, 2022. For investments acquired during the reported periods, amounts reflect 100% of the investee’s results beginning on the date of our acquisition of the investment. The Export Terminal Joint Venture contributed $25.8 million for the year ended December 31, 2022, which represents almost all of our share of results of equity method investments and $11.1 million earnings recognized for the year ended December 31, 2021. The disclosure is not material for 2020, as the Ethylene Export Terminal was not fully operational until December 2020.
The summarized balance sheet data of the operating entity investments consists of the following:

	December 31,	December 31,
	2021	2022
	(in thousands)

Current assets	$27,764	$33,834
Non-current assets	269,844	264,507
Total assets	297,608	298,341
Current liabilities	10,421	13,246
Noncurrent liabilities	219	32
Total liabilities	10,640	13,278
Total Equity	$286,968	$285,063

The summarized operating data of the operating entity investments was as follows:

	Year ended December 31,
	2021	2022
	(in thousands)

Total Revenues	76,271	118,386
Operating income	24,250	53,116
Net income	24,034	53,357
Net income attributable to the investees	11,816	26,472